Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Changes in Benefit Obligation and Fair Value of Plan Assets	Table 21.1 presents the changes in the benefit obligation and the fair value of plan assets, the funded status, and the amounts recognized on our consolidated balance sheet. Changes in the benefit obligation for the qualified plans were driven by the amounts of benefits paid and changes in the actuarial loss (gain) amounts, which are driven by changes in the discount rates at December 31, 2022 and 2021, respectively.Table 21.1: Changes in Benefit Obligation and Fair Value of Plan Assets

	December 31, 2022			December 31, 2021
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of period	$11,032	501	439	11,956	556	491
Service cost	19	—	—	17	—	—
Interest cost	348	12	9	296	12	11
Plan participants’ contributions	—	—	39	—	—	40
Actuarial loss (gain)	(2,256)	(76)	(103)	(414)	(18)	(34)
Benefits paid	(966)	(46)	(75)	(818)	(49)	(69)
Settlements, Curtailments, and Amendments	(29)	—	—	(2)	—	—
Foreign exchange impact	(7)	—	—	(3)	—	—
Benefit obligation at end of period	8,141	391	309	11,032	501	439

Change in plan assets:
Fair value of plan assets at beginning of period	11,581	—	550	12,061	—	549
Actual return on plan assets	(1,998)	—	(45)	324	—	25
Employer contribution	16	46	7	15	49	5
Plan participants’ contributions	—	—	39	—	—	40
Benefits paid	(966)	(46)	(75)	(818)	(49)	(69)
Settlement	(29)	—	—	—	—	—
Foreign exchange impact	(4)	—	—	(1)	—	—
Fair value of plan assets at end of period	8,600	—	476	11,581	—	550
Funded status at end of period	$459	(391)	167	549	(501)	111
Amounts recognized on the consolidated balance sheet at end of period:
Assets	$522	—	181	620	—	133
Liabilities	(63)	(391)	(14)	(71)	(501)	(22)

Plans with Benefit Obligations in Excess of Plan Assets
Table 21.2 provides information for pension and postretirement plans with benefit obligations in excess of plan assets.
Table 21.2: Plans with Benefit Obligations in Excess of Plan Assets

	December 31, 2022		December 31, 2021
(in millions)	Pension Benefits	Other Benefits	Pension Benefits	Other Benefits
Projected benefit obligation	$539	N/A	664	N/A
Accumulated benefit obligation	509	14	631	22
Fair value of plan assets	86	—	91	—

Net Periodic Benefit Cost and Other Comprehensive Income
Table 21.3 presents the components of net periodic benefit cost and OCI. Service cost is reported in personnel expense and all other components of net periodic benefit cost are reported in other noninterest expense on our consolidated statement of income.
Table 21.3: Net Periodic Benefit Cost and Other Comprehensive Income

	December 31, 2022			December 31, 2021			December 31, 2020
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$19	—	—	17	—	—	14	—	—
Interest cost	348	12	9	296	12	11	325	16	16
Expected return on plan assets	(511)	—	(22)	(598)	—	(19)	(603)	—	(21)
Amortization of net actuarial loss (gain)	136	11	(22)	140	15	(20)	157	14	(19)
Amortization of prior service cost (credit)	1	—	(10)	—	—	(10)	—	—	(10)
Settlement loss	226	1	—	134	2	—	121	3	—
Net periodic benefit cost	219	24	(45)	(11)	29	(38)	14	33	(34)
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	253	(76)	(36)	(142)	(18)	(40)	517	25	(32)
Amortization of net actuarial gain (loss)	(136)	(11)	22	(140)	(15)	20	(157)	(14)	19
Amortization of prior service credit (cost)	(1)	—	10	—	—	10	—	—	10
Settlement (loss)	(226)	(1)	—	(134)	(2)	—	(121)	(3)	—
Total recognized in other comprehensive income	(110)	(88)	(4)	(416)	(35)	(10)	239	8	(3)
Total recognized in net periodic benefit cost and other comprehensive income	$109	(64)	(49)	(427)	(6)	(48)	253	41	(37)

Benefits Recognized in Accumulated OCI
Table 21.4 provides the amounts recognized in AOCI
(pre-tax).

Table 21.4: Benefits Recognized in Accumulated OCI

	December 31, 2022			December 31, 2021
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$2,940	71	(404)	3,049	159	(390)
Net prior service cost (credit)	—	—	(116)	1	—	(126)
Total	$2,940	71	(520)	3,050	159	(516)

Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation and Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost	Table 21.5 presents the weighted-average assumptions used to estimate the projected benefit obligation.
Table 21.5: Weighted-Average Assumptions Used to Estimate Projected Benefit Obligation

	December 31, 2022			December 31, 2021
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	5.18%	5.08	5.12	2.85	2.60	2.71
Interest crediting rate	4.10	3.58	N/A	2.69	1.25	N/A

Table 21.6 presents the weighted-average assumptions used to determine the net periodic benefit cost, including the impact of interim re-measurements as applicable.

Table 21.6: Weighted-Average Assumptions Used to Determine Net Periodic Benefit Cost

	December 31, 2022			December 31, 2021			December 31, 2020
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	3.93%	2.34	2.11	2.63	2.32	2.31	2.95	3.12	3.10
Interest crediting rate	3.37	1.51	N/A	2.68	1.08	N/A	2.68	1.46	N/A
Expected return on plan assets	5.35	N/A	4.00	5.17	N/A	3.50	5.74	N/A	4.00

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in Table 21.7.

Table 21.7: Projected Benefit Payments

	Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits
Period ended December 31,
2023	$690	43	31
2024	654	42	30
2025	646	40	30
2026	643	38	28
2027	640	37	27
2028-2032	3,052	155	119

Pension and Other Benefit Plan Assets	Table 21.8 presents the classification of the fair value of the pension plan and other benefit plan assets in the fair value hierarchy. See Note 15 (Fair Values of Assets and Liabilities) for a description of the fair value hierarchy.
Table 21.8: Pension and Other Benefit Plan Assets

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2022
Cash and cash equivalents	$214	4	—	218	41	135	—	176
Long duration fixed income (1)	1,398	4,919	—	6,317	—	—	—	—
Intermediate (core) fixed income	—	227	—	227	—	154	—	154
High-yield fixed income	—	91	—	91	—	—	—	—
International fixed income	—	84	—	84	—	—	—	—
Domestic large-cap stocks	232	35	—	267	—	60	—	60
Domestic mid-cap stocks	74	40	—	114	—	16	—	16
Domestic small-cap stocks	64	4	—	68	—	9	—	9
Global stocks	—	152	—	152	—	—	—	—
International stocks	105	141	—	246	9	19	—	28
Emerging market stocks	29	57	—	86	—	—	—	—
Real estate	46	—	—	46	—	—	—	—
Hedge funds/absolute return	—	42	—	42	—	—	—	—
Other	90	23	10	123	6	—	24	30
Plan investments – excluding investments at NAV	$2,252	5,819	10	8,081	56	393	24	473
Investments at NAV (2)				415				—
Net receivables				104				3
Total plan assets				$8,600				476
December 31, 2021
Cash and cash equivalents	$2	242	—	244	40	143	—	183
Long duration fixed income (1)	1,562	6,827	1	8,390	—	—	—	—
Intermediate (core) fixed income	—	429	—	429	—	193	—	193
High-yield fixed income	—	134	—	134	—	—	—	—
International fixed income	—	83	—	83	—	—	—	—
Domestic large-cap stocks	378	57	—	435	11	67	—	78
Domestic mid-cap stocks	104	60	—	164	—	20	—	20
Domestic small-cap stocks	94	6	—	100	—	11	—	11
Global stocks	—	204	—	204	—	—	—	—
International stocks	139	216	—	355	11	24	—	35
Emerging market stocks	30	96	—	126	—	—	—	—
Real estate	87	28	1	116	—	—	—	—
Hedge funds/absolute return	—	54	—	54	—	—	—	—
Other	111	45	9	165	6	—	24	30
Plan investments – excluding investments at NAV	$2,507	8,481	11	10,999	68	458	24	550
Investments at NAV (2)				533				—
Net receivables				49				—
Total plan assets				$11,581				550
(1)This category includes a diversified mix of assets, which are being managed in accordance with a duration target of approximately 9 years and 11 years for December 31, 2022 and 2021, respectively, and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.
(2)Consists of certain investments that are measured at fair value using NAV per share (or its equivalent) as a practical expedient and are excluded from the fair value hierarchy.

Fair Value Level 3 Pension and Other Benefit Plan Assets
Table 21.9 presents the changes in Level 3 pension plan and other benefit plan assets measured at fair value.

Table 21.9: Fair Value Level 3 Pension and Other Benefit Plan Assets

	Balance beginning of year	Gains (losses) (1)	Purchases, sales and settlements (net)	Transfer into/(out of) Level 3	Balance end of year
(in millions)
Period ended December 31, 2022
Pension plan assets	$11	—	—	(1)	10
Other benefits plan assets	24	—	—	—	24
Period ended December 31, 2021
Pension plan assets	$12	6	(8)	1	11
Other benefits plan assets	24	—	—	—	24
(1)Represents unrealized and realized gains (losses).